Note 49 - Gains (losses) on derecognition of non financial assets and subsidiaries, net	12 Months Ended
Dec. 31, 2017
Gains (losses) on derecognition of non financial assets and subsidiaries, net
Gains (losses) on derecognition of non financial assets and subsidiaries, Net

Gains (losses) on derecognition of non financial assets and subsidiaries, net

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Gains or losses on derecognition of non financial assets and subsidiaries, net (Millions of euros)
	2017	2016	2015
Gains
Disposal of investments in non-consolidated subsidiaries	38	111	23
Disposal of tangible assets and other	69	64	71
Losses:
Disposal of investments in non-consolidated subsidiaries	(27)	(58)	(2,222)
Disposal of tangible assets and other	(33)	(47)	(7)
Total	47	70	(2,135)

During 2015, the heading “Losses – Disposal of investments in subsidiaries” included, mainly, the fair value measurement of its previously acquired stake in Garanti Group because of the change in the consolidation method (see Note 3).